SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Doubtful accounts expense	$ 2,040	$ 1,622	$ 594
Bad debts written off	2,130	1,463	609
Rent expenses	21,369	16,396	4,326
Severance Costs	8,435	7,289	4,608
Maximum annual contributions	1,898	1,551	915
Deferred revenue, revenue recognized	198,099	134,438	70,719
Advertising Expense	203,235	181,447	$ 143,472
Operating lease right-of-use assets	$ 62,280	$ 80,197		$ 58,084
Outstanding share options and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	4,294,853	4,617,018	6,302,344